Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (5) (in millions)	Adjusted income before income taxes (in millions)
2022	$5,651,831	$7,494,328	$1,380,407	$1,714,048	$148	$139	$120.4	$150.5
2021	$4,672,213	$7,323,731	$1,158,235	$1,611,497	$137	$145	$100.6	$128.0
2020	$4,691,321	$4,524,136	$1,213,433	$1,238,947	$104	$116	$96.2	$133.3

Named Executive Officers, Footnote [Text Block]	The Company’s non-PEO NEOs for 2022 were Mr. Weber, Mr. Hudson, Ms. Bonina and Ms. Elting. For 2021, the Company’s non-PEO NEOs were Mr. Weber, Mr. Hudson, Daniel A. DuPré (Ms. Bonina’s predecessor as Vice President and General Counsel) and Ms. Elting. For 2020, the Company’s non-PEO NEOs were Mr. Weber, Mr. Hudson, Mr. DuPré and Svetlana Vinokur (who served as Vice President, Treasurer and Corporate Development during 2020).
Peer Group Issuers, Footnote [Text Block]	This peer group represents the S&P 600 Capital Goods Index.
PEO Total Compensation Amount	$ 5,651,831	$ 4,672,213	$ 4,691,321
PEO Actually Paid Compensation Amount	$ 7,494,328	7,323,731	4,524,136
Adjustment To PEO Compensation, Footnote [Text Block]	The following summarizes the amounts deducted from and added to the Summary Compensation Table total for Ms. Sherman, the Company’s PEO, to arrive at Compensation Actually Paid to PEO:

	2022	2021	2020
Summary Compensation Table Total	$5,651,831	$4,672,213	$4,691,321
Amounts reported in the Summary Compensation Table as Stock Awards and Option Awards granted during the applicable year which are based on grant date fair values	$(3,199,999)	$(2,899,994)	$(2,550,000)
Fair value as of the end of the applicable year of equity awards granted during the applicable year which remain outstanding and unvested as of the end of the applicable year (6)	$4,575,494	$2,917,931	$3,187,422
Change in fair value during the applicable year of awards granted in prior years that remain outstanding and unvested as of the end of the applicable year (6)	$438,214	$1,522,577	$43,953
Change in fair value from the end of the prior applicable year to the vesting date for awards granted in prior years that vested during the applicable year (6)	$28,788	$1,111,004	$(761,218)
Aggregate change in actuarial present value of accumulated defined pension benefit	$—	$—	$(87,342)
Compensation Actually Paid Total	$7,494,328	$7,323,731	$4,524,136

Non-PEO NEO Average Total Compensation Amount	$ 1,380,407	1,158,235	1,213,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,714,048	1,611,497	1,238,947
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following summarizes the amounts deducted from and added to the Average Summary Compensation Table total for our non-PEO NEOs to arrive at Average Compensation Actually Paid to non-PEO NEOs:

	2022	2021	2020
Summary Compensation Table Total	$1,380,407	$1,158,235	$1,213,433
Amounts reported in the Summary Compensation Table as Stock Awards and Option Awards granted during the applicable year which are based on grant date fair values	$(606,243)	$(520,989)	$(494,996)
Fair value as of the end of the applicable year of equity awards granted during the applicable year which remain outstanding and unvested as of the end of the applicable year (6)	$863,724	$524,212	$618,729
Change in fair value during the applicable year of awards granted in prior years that remain outstanding and unvested as of the end of the applicable year (6)	$64,775	$269,604	$7,410
Change in fair value from the end of the prior applicable year to the vesting date for awards granted in prior years that vested during the applicable year (6)	$11,385	$180,435	$(105,629)
Compensation Actually Paid Total	$1,714,048	$1,611,497	$1,238,947

Equity Valuation Assumption Difference, Footnote [Text Block]	In recomputing the fair value of equity awards, the Company used the same methodology as that which was used to initially determine fair value for financial reporting purposes. The fair value of stock options was determined using a Black-Scholes option pricing model. The fair value of PSUs was determined using either the Company’s closing stock price as of the applicable date, or a Monte Carlo simulation model, as applicable. The fair value of restricted stock was determined using the Company’s closing stock price as of the applicable date. The primary driver of the increase in fair value of outstanding equity awards from the amounts initially reported in the Summary Compensation Table was the increase in the Company’s stock price.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	On an enterprise level, we set aggressive performance metrics for performance awards. Over the three-year period from 2020 to 2022, our total stockholder return was 48%, which represents a 23% higher return than that of the S&P 600 Capital Goods Index over the same period. As a result, consistent with our pay-for-performance philosophy, the PSUs initially granted to NEOs in 2020, which were tied to the same three-year period, were earned at 125% of target in 2022.
•The following graph compares the cumulative total return to stockholders of the Company’s common stock relative to the cumulative total return of the S&P 600 Capital Goods Index over this three-year performance period. The graph assumes that the value of the investment in the Company’s common stock, and in each index, was $100 on December 31, 2019 and assumes reinvestment of all dividends through December 31, 2022:

Compensation Actually Paid vs. Net Income [Text Block]	Although Net income and the relationship between Net income and compensation actually paid are disclosed herein, we do not use Net income as a financial-based metric in determining compensation levels or incentive plan payouts. Over the three-year period from 2020 to 2022, compensation actually paid to our PEO and the average compensation paid to non-PEO NEOs have generally aligned with the changes in our key financial performance metrics, as indicated in the graph below:
Tabular List [Table Text Block]

Adjusted income before income taxes*	Used as a key financial metric in the Company’s STIP program for 2022 (representing 60% of each NEOs’ total bonus opportunity); calculated by taking GAAP income before income taxes and adjusting for any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022).
Adjusted EBITDA margin*	Used as a key financial metric in the Company’s STIP program for 2022 (representing 20% of each NEOs’ total bonus opportunity); calculated by taking the sum of GAAP net income, interest expense, depreciation and amortization expense, other income/expense, income tax expense/benefit and any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022), and dividing the total by net sales for the applicable period. Important metric when communicating with investors and other key stakeholders.
Adjusted earnings per share (“EPS”)*	Calculated by taking GAAP net income, adjusted for any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022), and dividing the total by the weighted average diluted shares outstanding for the applicable period. Used as a key financial metric in NEOs’ LTIP awards, where 75% of the financial target is based on cumulative EPS over the applicable three-year performance period.
Return on invested capital (“ROIC”)*	Calculated as net operating profit after taxes, divided by total invested capital for the applicable period. Used as a key financial metric in NEOs’ LTIP awards, where 25% of the financial target is based on average ROIC over the applicable three-year performance period.

Total Shareholder Return Amount	$ 148,000,000	137,000,000	104,000,000
Peer Group Total Shareholder Return Amount	139,000,000	145,000,000	116,000,000
Net Income (Loss)	$ 120,400,000	$ 100,600,000	$ 96,200,000
Company Selected Measure Amount	150,500,000	128,000,000.0	133,300,000
Additional 402(v) Disclosure [Text Block]	For the year ended December 31, 2022, the Company generated adjusted income before taxes of $150.5 million, which was $3.8 million ahead of the target for the year set for annual cash-based incentive purposes, but was less than the $168.7 million required to achieve the maximum payout level. As a result, each of our NEOs earned 117% of target under the Earnings component of the 2022 STIP. For the year ended December 31, 2022, the Company generated an adjusted EBITDA margin of 15.0%, which was 50 basis points ahead of the target for the year set for annual cash-based incentive purposes, but was less than the 16.0% required to achieve the maximum payout level. As a result, each of our NEOs earned 133% of target under the EBITDA margin component of the 2022 STIP. In recognition for their contributions to the Company during 2022, and performance against their individual objectives for the year, each of our NEOs earned between 150% and 200% of target under the individual objective component of the 2022 STIP.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted income before income taxes*
Non-GAAP Measure Description [Text Block]	Used as a key financial metric in the Company’s STIP program for 2022 (representing 60% of each NEOs’ total bonus opportunity); calculated by taking GAAP income before income taxes and adjusting for any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin*
Non-GAAP Measure Description [Text Block]	Used as a key financial metric in the Company’s STIP program for 2022 (representing 20% of each NEOs’ total bonus opportunity); calculated by taking the sum of GAAP net income, interest expense, depreciation and amortization expense, other income/expense, income tax expense/benefit and any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022), and dividing the total by net sales for the applicable period. Important metric when communicating with investors and other key stakeholders.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings per share (“EPS”)*
Non-GAAP Measure Description [Text Block]	Calculated by taking GAAP net income, adjusted for any unusual or nonrecurring items that were not contemplated in the annual target setting process (i.e., acquisition and integration-related (benefits) expenses and debt settlement charges in 2022), and dividing the total by the weighted average diluted shares outstanding for the applicable period. Used as a key financial metric in NEOs’ LTIP awards, where 75% of the financial target is based on cumulative EPS over the applicable three-year performance period.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital (“ROIC”)*
Non-GAAP Measure Description [Text Block]	Calculated as net operating profit after taxes, divided by total invested capital for the applicable period. Used as a key financial metric in NEOs’ LTIP awards, where 25% of the financial target is based on average ROIC over the applicable three-year performance period.
PEO [Member] | Adjustment To The Amounts Reported In The Summary Compensation Table As Stock Awards And Option Awards Granted During The Year Which Are Based On Grant Date Fair Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,199,999)	$ (2,899,994)	$ (2,550,000)
PEO [Member] | Adjustment To Fair Value Of Equity Awards Granted During The Year Which Remain Outstanding And Unvested At The End Of The year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,575,494	2,917,931	3,187,422
PEO [Member] | Adjustment To Awards Granted In Prior Years That Remain Outstanding And Unvested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	438,214	1,522,577	43,953
PEO [Member] | Adjustment To Awards Granted In Prior Years, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,788	1,111,004	(761,218)
PEO [Member] | Adjustment To Actuarial Present Value Of Accumulated Defined Pension Benefit [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(87,342)
Non-PEO NEO [Member] | Adjustment To Awards Granted In Prior Years That Remain Outstanding And Unvested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,775	269,604	7,410
Non-PEO NEO [Member] | Adjustment To Awards Granted In Prior Years, Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,385	180,435	(105,629)
Non-PEO NEO [Member] | Adjustment To Stock Awards And Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(606,243)	(520,989)	(494,996)
Non-PEO NEO [Member] | Adjustment To Equity Awards Granted During The Year Which Remain Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 863,724	$ 524,212	$ 618,729